Fair Value Measurements (Details) - Schedule of Changes Level 3 Fair Value Liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of changes Level 3 fair value liabilities [Abstract]
Fair Value at January 1, 2021	$ 10,328,609	$ 0
Initial fair value of public and private warrants		27,004,700
Change in fair value	(4,682,154)	(1,668,591)
Transfer of public warrants to Level 1		(15,007,500)
Fair Value at December 31, 2021	$ 5,646,455	$ 10,328,609